Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000118600 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000118600 [Member] | Janus Living Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000118600 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000118600 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000118600 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000118600 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000118600 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000118600 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000118600 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[1]
C000118600 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[1]
C000118600 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000118600 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000118600 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000118600 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000118600 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000118600 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
C000118600 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[2]
C000118600 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[2]
C000118600 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[2]
C000118600 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[2]
C000118600 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2],[3]
C000118600 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[2]
C000118600 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000118599 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000118599 [Member] | Janus Living Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000118599 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000118599 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000118599 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000118599 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000118599 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000118599 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000118599 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[4]
C000118599 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[4]
C000118599 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000118599 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000118599 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000118599 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[5]
C000118599 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000118599 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[5]
C000118599 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[5]
C000118599 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[5]
C000118599 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[5]
C000118599 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[5]
C000118599 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5],[6]
C000118599 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[5]
C000118599 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000118601 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000118601 [Member] | Janus Living Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000118601 [Member] | WP Carey Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000118601 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000118601 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000118601 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000118601 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000118601 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000118601 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[7]
C000118601 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[7]
C000118601 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[8]
C000118601 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000118601 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[8]
C000118601 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[8]
C000118601 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[8]
C000118601 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[8]
C000118601 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[8]
C000118601 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[8]
C000118601 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%	[8]
C000118601 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[8]
C000118601 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[8],[9]
C000118601 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[8]
C000118601 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]

[1]	Excludes short-term securities.
[2]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Ten largest industries are presented. Additional industries are found in Other.
[4]	Excludes short-term securities.
[5]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[6]	Ten largest industries are presented. Additional industries are found in Other.
[7]	Excludes short-term securities.
[8]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Ten largest industries are presented. Additional industries are found in Other.